Note 19 - Cash and Cash Equivalents - Details of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Cash at banks	$ 80,159	$ 28,231
Cash on the Exchange at banks	7,626	3,300
Cash held in brokers	107	9
Total Cash and cash equivalents	$ 87,892	$ 31,540	$ 112,901